Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt	Debt
The following table reflects a summary of our outstanding indebtedness, at carrying amount, as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	(In thousands)
Senior Unsecured Notes	$2,730,980	$2,226,524
Senior Unsecured Term Loans	1,077,144	818,820
Senior Unsecured Revolving Credit Facility	332,111	255,052
Total principal amount of indebtedness	$4,140,235	$3,300,396
Less: unamortized deferred financing costs	(16,001)	(13,882)
Total indebtedness, net of deferred financing costs	$4,124,234	$3,286,514
The following table provides additional details of our Senior Unsecured Notes as of December 31, 2025 and 2024:

			December 31, 2025		December 31, 2024
	Stated Maturity Date	Contractual Interest Rate	Borrowing Currency	Carrying Amount (USD)	Borrowing Currency	Carrying Amount (USD)
		(In thousands, except percentages)
Private Series A Notes(1)	01/2026	4.68%	$200,000	$200,000	$200,000	$200,000
Private Series B Notes	01/2029	4.86%	$400,000	400,000	$400,000	400,000
Private Series C Notes	01/2030	4.10%	$350,000	350,000	$350,000	350,000
Private Series D Notes	01/2031	1.62%	€400,000	469,856	€400,000	414,146
Private Series E Notes	01/2033	1.65%	€350,000	411,124	€350,000	362,378
Public 5.600% Notes	05/2032	5.60%	$400,000	400,000	$—	—
Public 5.409% Notes	09/2034	5.41%	$500,000	500,000	$500,000	500,000
Total Senior Unsecured Notes				$2,730,980		$2,226,524
(1)The Private Series A Unsecured Notes were repaid in full on the stated maturity date of January 8, 2026.
The following table provides additional details of our Senior Unsecured Term Loans as of December 31, 2025 and 2024:

			December 31, 2025			December 31, 2024
	Stated Maturity Date(1)	Contractual Interest Rate(2)	Borrowing Currency		Carrying Amount (USD)	Borrowing Currency		Carrying Amount (USD)
		(In thousands, except percentages)
2025 Term Loan	06/2026	SOFR + 0.95%		$250,000	$250,000		$—	$—
Tranche A-1	08/2026	SOFR + 0.94%		$375,000	375,000		$375,000	375,000
Tranche A-2	01/2028	CORRA + 0.94%	C$	250,000	182,144	C$	250,000	173,820
Delayed Draw Tranche A-3	01/2028	SOFR + 0.94%		$270,000	270,000		$270,000	270,000
Total Senior Unsecured Term Loans					$1,077,144			$818,820
(1)The terms of the debt agreement for 2025 Term Loan include an option for one six-month extension past the original contractual maturity date in June of 2026. The terms of the debt agreement for Tranche A-1 include an option for two twelve-month extensions past the original contractual maturity date in August of 2025. In June 2025, the Company exercised the first twelve-month extension, which extended the maturity date to August of 2026. The Company retains the right to exercise the second twelve-month extension to extend the maturity date to August of 2027.
(2)2025 Term Loan SOFR = daily SOFR, Tranche A-1 and Delayed Draw Tranche A-3 SOFR = adjusted one-month SOFR (which includes an adjustment of 0.10%), and CORRA = adjusted daily CORRA (which includes an adjustment of 0.30%). Refer to Note 10 - Derivative Financial Instruments for details of the related interest rate swaps for Tranche A-1, Tranche A-2, and Delayed Draw Tranche A-3.
The following table provides the details of our Senior Unsecured Revolving Credit Facility as of December 31, 2025 and 2024:

		December 31, 2025			December 31, 2024
Denomination of Draw	Contractual Interest Rate (1)	Borrowing Currency		Carrying Amount (USD)	Borrowing Currency		Carrying Amount (USD)
	(In thousands, except percentages)
U.S. dollar	SOFR + 0.84%		$—	$—		$14,000	$14,000
Australian dollar	BBSW + 0.84%	A$	207,500	138,469	A$	197,000	121,908
Canadian dollar	CORRA + 0.84%	C$	98,000	71,400	C$	35,000	24,335
Euro	EURIBOR + 0.84%		€70,500	82,812		€70,500	72,993
New Zealand dollar	BKBM + 0.84%	NZ$	68,500	39,430	NZ$	39,000	21,816
Total Senior Unsecured Revolving Credit Facility(2)				$332,111			$255,052
(1)SOFR = adjusted daily SOFR (which includes an adjustment of 0.10%), BBSW = one-month Bank Bill Swap Rate, CORRA = adjusted daily CORRA (which includes an adjustment of 0.30%), EURIBOR = one-month Euro Interbank Offered Rate, BKBM = one-month Bank Bill Reference Rate.
(2)The Senior Unsecured Revolving Credit Facility matures in August of 2026; however, the terms of the debt agreement include an option for two six-month extensions past the contractual maturity date.
Senior Unsecured Notes
Private Series A, B, C, D, and E Notes
On November 6, 2018, we completed a debt private placement transaction consisting of (i) $200.0 million senior unsecured notes with a coupon of 4.68% due January 8, 2026 (“Private Series A Notes”) and (ii) $400.0 million senior unsecured notes with a coupon of 4.86% due January 8, 2029 (“Private Series B Notes”). Interest is payable on January 8 and July 8 of each year until maturity. The Private Series A Notes were fully repaid on January 8, 2026.
On April 26, 2019, we completed a debt private placement transaction consisting of $350.0 million senior unsecured notes with a coupon of 4.10% due January 8, 2030 (“Private Series C Notes”). Interest is payable on January 8 and July 8 of each year until maturity.
On December 30, 2020 we completed a debt private placement transaction consisting of (i) €400 million senior unsecured notes with a coupon of 1.62% due January 7, 2031 (“Private Series D Notes”) and (ii) €350 million senior unsecured notes with a coupon of 1.65% due January 7, 2033 (“Private Series E Notes”). Interest is payable on January 7 and July 7 of each year until maturity.
Unamortized deferred financing costs related to the Private Series A, B, C, D, and E Notes (collectively referred to as the “Private Senior Unsecured Notes”) are included in “Senior unsecured notes and term loans - net of deferred financing costs” on the accompanying Consolidated Balance Sheets and totaled $4.0 million and $5.0 million as of December 31, 2025 and 2024, respectively. These costs are amortized through the maturity date as interest expense under the straight-line method as the impact of amortizing under the effective interest method is not materially different.
The Private Senior Unsecured Notes and guarantee agreement includes a prepayment option executable at any time during the term of the loans. The prepayment can be either a partial payment or payment in full, as long as the partial payment is at least 5% of the outstanding principal. Any prepayment in full must include a make-whole amount, which is the discounted remaining scheduled payments due to the lender. The discount rate to be used is equal to 0.50% plus the yield to maturity reported for the most recently actively traded U.S. Treasury Securities with a maturity equal to the remaining average life of the prepaid principal. The Company must give each lender at least 10 days written notice whenever it intends to prepay any portion of the debt. The notes are general unsecured senior obligations of the Operating Partnership and are guaranteed by the Company and certain subsidiaries of the Company.
If a change in control occurs for the Company, the Company must issue an offer to prepay the remaining portion of the debt to the lenders. The prepayment amount will be 100% of the principal amount, as well as accrued and unpaid interest.
The Company is required to maintain at all times an investment grade debt rating for each series of notes from a nationally recognized statistical rating organization. In addition, the Private Senior Unsecured Notes contain certain financial covenants required on a quarterly or occurrence basis, as defined in the credit agreement, including:
•a maximum leverage ratio of less than or equal to 60% of our total asset value;
•a maximum unsecured indebtedness to qualified assets ratio of less than 0.60 to 1.00;
•a maximum total secured indebtedness ratio of less than 0.40 to 1.00;
•a minimum fixed charge coverage ratio of greater than or equal to 1.50 to 1.00; and
•a minimum unsecured debt service ratio of greater than or equal to 2.00 to 1.00.

As of December 31, 2025, the Company was in compliance with all debt covenants.
Public Senior Unsecured Notes
On September 12, 2024, we completed an underwritten public offering of $500.0 million aggregate principal amount of the Operating Partnership’s 5.409% senior unsecured notes (the “Public 5.409% Notes”) due September 12, 2034. The Public 5.409% Notes are fully and unconditionally guaranteed, jointly and severally, by each of the Company, Americold Realty Operations and certain subsidiaries of the Operating Partnership. The Public 5.409% Notes bear interest at a rate of 5.409% per year, and interest is payable semi-annually on March 12 and September 12 of each year. The proceeds from the issuance of the Public 5.409% Notes were used to repay a portion of borrowings previously outstanding.
In connection with the issuance of the Public 5.409% Notes, we incurred approximately $6.1 million of debt issuance costs. The unamortized balance of these costs is included in “Senior unsecured notes and term loans - net of deferred financing costs” on the Consolidated Balance Sheets and totaled $5.5 million and $6.0 million as of December 31, 2025 and 2024 respectively. These costs are amortized to “Interest expense” over the term of the Public 5.409% Notes, beginning in September 2024, using the effective interest method.
The Public 5.409% Notes may be redeemed at the option of the Company. Prior to June 12, 2034, the Public 5.409% Notes may be redeemed at our option, in whole or in part, at any time and from time to time, at the Operating Partnership’s option and sole discretion, at a redemption price equal to the greater of (i) 100% of the principal amount of the Public 5.409% Notes being redeemed, or (ii) a make-whole premium calculated in accordance with the indenture, plus, in either case, unpaid interest accrued thereon to, but excluding the redemption date. On or after June 12, 2034, the Public 5.409% Notes may be redeemed at our option, in whole or in part, at any time and from time to time, at a redemption price in cash equal to 100% of the principal amount of the Public 5.409% Notes to be redeemed, plus any unpaid interest accrued thereon to, but excluding, the redemption date.
On April 3, 2025, we completed an underwritten public offering of $400.0 million aggregate principal amount of the Operating Partnership’s 5.600% senior unsecured notes (the “Public 5.600% Notes”) due May 15, 2032. The Public 5.600% Notes are fully and unconditionally guaranteed, jointly and severally, by each of the Company, Americold Realty Operations and certain subsidiaries of the Operating Partnership. The Public 5.600% Notes bear interest at a rate of 5.600% per year, and interest is payable semi-annually on May 15 and November 15 of each year. The proceeds from the issuance of the Public 5.600% Notes were used to repay a portion of borrowings previously outstanding.
In connection with the issuance of the Public 5.600% Notes, we incurred approximately $4.2 million of debt issuance costs. Additionally, the notes were priced at 99.862% of the principal amount which resulted in a discount amount of $0.6 million. The total of debt issuance costs incurred, including the discount, was approximately $4.8 million. The unamortized balance of the debt issuance costs and discount are included in “Senior unsecured notes and term loans - net of deferred financing costs” on the Consolidated Balance Sheets and totaled $4.3 million as of December 31, 2025. These costs are amortized to “Interest expense” over the term of the Public 5.600% Notes, beginning in April 2025, using the effective interest method.
The Public 5.600% Notes may be redeemed at the option of the Company. Prior to March 15, 2032, the Public 5.600% Notes may be redeemed at our option, in whole or in part, at any time and from time to time, at the Operating Partnership’s option and sole discretion, at a redemption price equal to the greater of (i) 100% of the principal amount of the Public 5.600% Notes being redeemed, or (ii) a make-whole premium calculated in accordance with the indenture, plus, in either case, unpaid interest accrued thereon to, but excluding the redemption date. On or after March 15, 2032, the Public 5.600% Notes may be redeemed at our option, in whole or in part, at any time and from time to time, at a redemption price in cash equal to 100% of the principal amount of the Public 5.600% Notes to be redeemed, plus any unpaid interest accrued thereon to, but excluding, the redemption date.
The Public 5.600% Notes and Public 5.409% Notes require that we maintain at all times a minimum maintenance of total unencumbered assets value of not less than 150% of the aggregate principal amount of all outstanding unsecured debt of the Company, the Operating Partnership and their respective subsidiaries on a consolidated basis. The Public 5.600% Notes and Public 5.409% Notes also contain certain financial covenants required on a quarterly or occurrence basis, as defined in the offering prospectus, including:
•a maximum total indebtedness to total assets ratio of less than 0.60 to 1.00;
•a maximum total secured indebtedness to total assets ratio of less than 0.40 to 1.00; and
•a minimum interest coverage ratio of not less than 1.50 to 1.00.

The indenture governing the Public 5.600% Notes and Public 5.409% Notes contains additional covenants customary for similar offerings, including, without limitation, that any subsidiary which becomes a co-borrower, guarantor or otherwise becomes obligated under our Senior Unsecured Term Loans or Senior Unsecured Revolving Credit Facility must also fully and unconditionally guarantee the Public 5.600% Notes and Public 5.409% Notes.
As of December 31, 2025, the Company was in compliance with all debt covenants.
Senior Unsecured Credit Facility
On August 23, 2022, the Company entered into a Credit Agreement to extend and upsize its Senior Unsecured Credit Facility, which includes the Senior Unsecured Term Loans and the Senior Unsecured Revolving Credit Facility as described below, to approximately $2.0 billion. In connection with the agreement, all borrowings incorporate a sustainability-linked pricing component which is subject to adjustment based on improvement in the Company’s annual GRESB rating, as part of its ESG initiatives.
Term Loans
The Senior Unsecured Term Loan A consists of three tranches. Tranche A-1 consists of a $375 million USD term loan and the terms of the Credit Agreement include an option for two twelve-month extensions past the original contractual maturity date in August of 2025. In June 2025, the Company exercised the first twelve-month extension, which extended the maturity date to August of 2026. The Company retains the right to exercise the second twelve-month extension to extend the maturity date to August of 2027. Tranche A-2 consists of a C$250 million term loan with a maturity date of January 2028 and does not have any extension options. Tranche A-3 consists of a $270 million USD term loan delayed draw facility, which matures in January 2028 and does not have any extension options.
On December 19, 2025, the Company entered into the Second Amendment to the Credit Agreement (the “Second Amendment”) which provided for the $250 million USD 2025 Delayed Draw Term Facility (the “2025 Term Loan”) with a maturity date of June 2026. The terms of the Second Amendment include an option for one six-month extension past the original contractual maturity date. The 2025 Term Loan bears interest at a rate of SOFR + 0.95% and interest is payable monthly with the first payment occurring on January 30, 2026. The 2025 Term Loan was fully drawn on December 29, 2025, with $150.0 million of the proceeds used to repay our U.S. dollar revolver and $100.0 million of the proceeds retained in “Cash, cash equivalents, and restricted cash” as of December 31, 2025. The amount retained in “Cash, cash equivalents, and restricted cash” was then used towards the repayment of the Private Series A Notes on January 8, 2026. In connection with the Second Amendment, we incurred approximately $0.2 million of debt issuance costs.
Unamortized deferred financing costs related to the Senior Unsecured Term Loans (including both the Senior Unsecured Term Loan A and the 2025 Term Loan) are included in “Senior unsecured notes and term loans - net of deferred financing costs” on the accompanying Consolidated Balance Sheets and totaled $2.2 million and $2.9 million as of December 31, 2025 and 2024, respectively. These costs are amortized through the maturity date as interest expense under the effective interest method for the Senior Unsecured Term Loan A and under the straight line method for the 2025 Term Loan.
Revolving Credit Facility
The Senior Unsecured Revolving Credit Facility is comprised of a $575 million U.S. dollar component and a $575 million U.S. dollar equivalent, multicurrency component. The revolving credit facility matures in August 2026; however, the Company has the option to extend maturity up to two times, each for a six-month period. The Company must meet certain criteria in order to extend the maturity, and an additional extension fee must be paid. Unamortized deferred financing costs related to the revolving credit facility are included in “Other assets” on the Consolidated Balance Sheets and totaled $1.6 million and $4.0 million as of December 31, 2025 and 2024, respectively. These costs are amortized through the maturity date as interest expense under the straight-line method as the impact of amortizing under the effective interest method is not materially different.
There were $19.4 million letters of credit issued on the Company’s Senior Unsecured Revolving Credit Facility as of December 31, 2025 and $20.8 million as of December 31, 2024. The remaining amount of letters of credit available to be issued on the Company’s Senior Unsecured Revolving Credit Facility was $40.6 million as of December 31, 2025 and $39.2 million as of December 31, 2024.
Our Senior Unsecured Credit Facility contains representations, covenants and other terms customary for a publicly traded REIT, including covenants governing restricted payments. In addition, it contains certain financial covenants, as defined in the Credit Agreement, including:
•a maximum leverage ratio of less than or equal to 60% of our total asset value. Following a Material Acquisition, leverage ratio shall not exceed 65%;
•a maximum unencumbered leverage ratio of less than or equal to 60% to unencumbered asset value. Following a Material Acquisition, unencumbered leverage ratio shall not exceed 65%;
•a maximum secured leverage ratio of less than or equal to 40% to total asset value. Following a Material Acquisition, secured leverage ratio shall not exceed 45%;
•a minimum fixed charge coverage ratio of greater than or equal to 1.50x; and
•a minimum unsecured interest coverage ratio of greater than or equal to 1.75x.
Material Acquisition in our Senior Unsecured Credit Facility is defined as one in which assets acquired exceeds an amount equal to 5% of total asset value as of the last day of the most recently ended fiscal quarter publicly available. Obligations under our Senior Unsecured Credit Facility are general unsecured obligations of our Operating Partnership and are guaranteed by the Company and certain subsidiaries of the Company.
As of December 31, 2025, the Company was in compliance with all debt covenants.
Aggregate Future Repayments of Indebtedness
The aggregate maturities of indebtedness as of December 31, 2025 for each of the next five years and thereafter, are as follows:

Years Ending December 31:(1)	(In thousands)
2026	$1,157,111
2027	—
2028	452,144
2029	400,000
2030	350,000
Thereafter	1,780,980
Total principal amount of indebtedness	4,140,235
Less: unamortized deferred financing costs(2)	(16,001)
Total indebtedness, net of deferred financing costs	$4,124,234
(1)$200.0 million of the debt listed to mature by December 31, 2026 represents the Senior Unsecured Private Series A Notes. These notes were repaid in full on the stated maturity date of January 8, 2026. $250.0 million of the debt listed to mature by December 31, 2026 represents the 2025 Term Loan. The terms of this agreement include an option for one six-month extension past the original contractual maturity date of June of 2026. $375.0 million of the debt listed to mature by December 31, 2026 represents the Senior Unsecured Term Loan A Facility Tranche A-1. The terms of this agreement include an option for two twelve-month extensions past the original contractual maturity date in August of 2025. In June 2025, the Company exercised the first twelve-month extension, which extended the maturity date to August of 2026. The Company retains the right to exercise the second twelve-month extension to extend the maturity date to August of 2027. The remaining $332.1 million listed to mature by December 31, 2026 represents outstanding borrowings on the Senior Unsecured Revolving Credit Facility. The terms of this agreement include an option for two six-month extensions past the contractual maturity date of August of 2026.
(2)Excludes unamortized deferred financing costs for the Senior Unsecured Revolving Credit Facility, which are recognized within “Other assets”.